Intangible Assets - Additional Information (Detail) - TWD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Operating costs [member]
Disclosure of detailed information about intangible assets [line items]
Amortization of intangible assets	$ 26,100	$ 24,539	$ 14,208
Operating expenses [member]
Disclosure of detailed information about intangible assets [line items]
Amortization of intangible assets	$ 59,448	$ 62,186	$ 154,596